SHARE-BASED COMPENSATION - Restricted Stock Units (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Number of Restricted Shares
Outstanding at beginning of year (in shares)	0	35,567	77,800	0
Granted (in shares)	727,476			616,700
Vested (in shares)	(727,476)	(32,234)	(38,900)	(538,900)
Forfeited (in shares)		(3,333)	(3,333)
Outstanding at end of year (in shares)	0	0	35,567	77,800
Weighted- average grant date fair value
Outstanding at beginning of year (in dollars per share)	$ 0	$ 9.26	$ 9.26
Granted (in dollars per share)	1.62			$ 9.26
Vested (in dollars per share)	1.62	9.26	9.26	9.26
Forfeited (in dollars per share)			9.26
Outstanding at end of year (in dollars per share)	$ 0	$ 0	$ 9.26	$ 9.26
Forfeiture percentage	10.50%	13.04%	13.04%
Fair value of stock option and RSU on the grant date	$ 4,700,000
Share-based compensation expense	391,625	$ 55,468	$ 347,466
Unrecognized compensation cost	$ 0
Restricted Stock Units
SHARE-BASED COMPENSATION
Number of common stocks represented by each RSU	3			1
Vesting period				3 years
Percentage of vesting and exercisable upon the date of grant				33.33%
Percentage of vesting and exercisable upon the second and third anniversary of the grant date				66.67%
Number of Restricted Shares
Granted (in shares)	242,492			616,700
Vested (in shares)	(242,492)	(32,234)	(38,900)